Schedule of stock warrants granted (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividend yield	0.00%	0.00%
Volatility factor (monthly)	175.34%	158.22%
Expected life of warrant	3 years	3 years
Common Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividend yield	0.00%	0.00%
Volatility factor (monthly)	175.34%	158.22%
Expected life of warrant	5 years	5 years
Common Stock Warrants [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate, Minimum	0.16%	0.46%
Common Stock Warrants [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate, Minimum	1.00%	1.67%